CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Share Based Compensation	$ 151,053	$ 0	$ 151,053